Long Term Debt Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2013
Long-term Debt, by Current and Noncurrent [Abstract]
Schedule of Debt Covenants [Table Text Block]
The following table presents the debt covenant levels specified in our revolving credit facility as of December 31, 2013:

Quarter Ended	Total Leverage Ratio	Senior Secured Leverage Ratio	Interest Coverage Ratio	Current Ratio
December 31, 2013	5.50	3.15	2.50	1.0
March 31, 2014	5.25	3.10	2.50	1.0
June 30, 2014	5.00	3.05	2.50	1.0
September 30, 2014	4.75	2.95	2.50	1.0
Thereafter	4.50	NA	2.50	1.0

The following table presents the Partnership's actual covenant ratios as of December 31, 2013:

Interest coverage ratio	3.1
Total leverage ratio	5.4
Senior secured leverage ratio	3.06
Current ratio	1.1

Schedule of Long-term Debt Instruments [Table Text Block]
Long-term debt consisted of the following:

	December 31, 2013	December 31, 2012
	($ in thousands)
Revolving credit facility:	$706,800	$608,500
Senior notes:
8.375% senior notes due 2019	51,120	51,120
Unamortized bond discount	(440)	(503)
Total senior notes	50,680	50,617
Total long-term debt	$757,480	$659,117

Amounts in the table above do not include the portion of the unsecured senior notes that were exchanged for Regency unsecured senior notes upon the completion of the Midstream Business Contribution on July 1, 2014 (see Note 1). These notes have been classified as part of liabilities held for sale within the unaudited condensed consolidated balance sheets (see Note 18).

Schedule of Maturities of Long-term Debt [Table Text Block]
Scheduled maturities of long-term debt as of December 31, 2013, were as follows:

Principal Amount
($ in thousands)
2014	$—
2015	—
2016	706,800
2017	—
2018	—
2019 and after	550,000
$1,256,800

The table above includes the maturity of amounts that have been classified as part of liabilities held for sale within the audited consolidated balance sheets (See Note 18).